Business Combinations - Pro Forma Results (Details 1) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue, Net			$ 103,304	$ 130,569	$ 164,032
Pro forma revenue for the period				161,562	202,166
Net loss for the year			$ (98,388)	(149,619)	(185,410)
Pro forma net loss for the period				(149,528)	(190,829)
BAF Technologies Inc [Member]
Business Acquisition [Line Items]
Revenue, Net		$ 17,097		0	7,249
Pro forma revenue for the period					171,281	$ 181,972
Net loss for the year		$ 3,512		0	(4,038)
Pro forma net loss for the period					(189,448)	$ (100,946)
Prins Autogassystemen Holding B.V. [Member]
Business Acquisition [Line Items]
Revenue, Net	$ 1,196			30,993	30,885
Net loss for the year	$ (301)			$ 91	$ (1,381)